Liquidity and Financial Condition (Narrative) (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 93,187	$ 95,930				$ 313,217
Working capital	244,515	362,586
Stockholders' equity	7,851,151	4,016,761	$ 3,584,129	$ 3,681,684	$ 5,257,491	$ 5,071,038	$ 4,508,895
Equity Line of Credit [Member] | Lincoln Park Capital [Member]
Line of credit	$ 15,000,000	$ 15,000,000
Equity line of credit, description	The Company can require the purchase of 50,000 shares of Common Stock under a regular purchase. On the next day following a regular purchase, the Company can require the purchase of an accelerated purchase equal to 200% of the shares sold in the regular purchase as well as an additional accelerated purchase equal to 300% of the shares sold in the regular purchase. The total number of shares authorized under the Purchase Agreement total 3,024,194 which would allow the Company to maximize the equity line of credit within 10 business days.	The Company can require the purchase of 50,000 shares of Common Stock under a regular purchase. On the next day following a regular purchase, the Company can require the purchase of an accelerated purchase equal to 200% of the shares sold in the regular purchase as well as an additional accelerated purchase equal to 300% of the shares sold in the regular purchase. The total number of shares authorized under the Purchase Agreement total 3,024,194 which would allow the Company to maximize the equity line of credit within 10 business days.
Number of shares authorized	3,024,194	3,024,194